Income Tax (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Income Tax Expense Benefit Continuing Operations Abstract
Current Income Tax Expense Benefit	$ 55	$ 60
Deferred taxation	69	16
Taxation expense	124	76
Loss from continuing operations before income tax and equity income in affiliates	358	232
Income Tax Uncertainties [Abstract]
Unrecognized Tax Benefits At Beginning Of Period	52
Unrecognized Tax Benefits Increases Resulting From Prior Period Tax Positions	1
Translation	(1)
Unrecognized Tax Benefits At End Of Period	52
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	0
Unrecognized Tax Benefits Interest On Income Taxes Accrued	$ 8